Taxation - Summary of Deferred Tax Assets and Deferred Tax Liabilities (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Total deferred tax assets	¥ 427	¥ 433
Set-off of deferred tax assets pursuant to set-off provisions	(75)	(86)
Net deferred tax assets	352	347
Right-of-use assets	367	398	¥ 283
Total deferred tax liabilities	314	297
Set-off of deferred tax liabilities pursuant to set-off provisions	(75)	(86)
Net deferred tax liabilities	239	211
Temporary Differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Prepayment and other investments	144	134
Deferred revenue	17	49
Accruals	177	159
Lease liabilities	76	86
Others	13	5
Total deferred tax assets	427	433
Set-off of deferred tax assets pursuant to set-off provisions	(75)	(86)
Net deferred tax assets	352	347
Intangible assets acquired in business combinations	167	215
Right-of-use assets	72	82
Withholding tax on the earnings expected to be remitted by subsidiaries	75	0
Total deferred tax liabilities	314	297
Set-off of deferred tax liabilities pursuant to set-off provisions	(75)	(86)
Net deferred tax liabilities	¥ 239	¥ 211